Real Estate Investments (Summary of Intangible Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount, finite-lived intangibles	$ 180,213	$ 192,454
Accumulated amortization, finite-lived intangibles	65,151	38,884
Finite-lived intangibles, net	115,062	153,570
Below Market Lease, Net [Abstract]
Gross carrying amount, below market leases	83,215	84,837
Accumulated amortization, below market leases	12,282	6,734
Below market leases, net	70,933	78,103
In-place leases
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount, finite-lived intangibles	156,971	168,293
Accumulated amortization, finite-lived intangibles	57,581	34,298
Finite-lived intangibles, net	99,390	133,995
Above-market lease assets
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount, finite-lived intangibles	21,664	22,583
Accumulated amortization, finite-lived intangibles	7,492	4,547
Finite-lived intangibles, net	14,172	18,036
Below market ground lease
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount, finite-lived intangibles	1,578	1,578
Accumulated amortization, finite-lived intangibles	78	39
Finite-lived intangibles, net	$ 1,500	$ 1,539